Spirit of America Energy Fund
Schedule of Investments
August 31, 2023 (Unaudited)
Shares Market Value
Master Limited Partnerships — Partnership Shares 45.43%
Exploration & Production 4.01%
Black Stone Minerals LP 466,249 $ 8,089,420
Viper Energy Partners LP 19,700 548,054
8,637,474
Midstream - Oil & Gas 37.49%
Cheniere Energy Partners LP 214,869 11,151,701
Crestwood Equity Partners LP 8,000 228,800
Energy Transfer LP 734,370 9,891,964
Enterprise Products Partners LP 504,136 13,415,059
Hess Midstream LP, Class A 234,837 6,786,789
Holly Energy Partners LP 37,419 797,025
Magellan Midstream Partners LP 210,515 13,982,406
MPLX LP 417,397 14,562,982
Plains All American Pipeline LP 315,300 4,808,325
Plains GP Holdings LP, Class A
(a)
26,000 417,040
Western Midstream Partners LP 172,350 4,600,022
80,642,113
Oilfield Services & Equipment 1.56%
USA Compression Partners LP 157,784 3,348,176
Power Generation 0.14%
NextEra Energy Partners LP 6,150 306,762
Refining & Marketing 2.23%
Sunoco LP 104,474 4,801,625
Total Master Limited Partnerships — Partnership Shares
(Cost $56,474,085) 97,736,150
Common Stocks 55.37%
Exploration & Production 4.30%
Chesapeake Energy Corp. 4,000 352,840
CNX Resources Corp.
(a)
9,000 201,150
Devon Energy Corp. 8,000 408,720
Diamondback Energy, Inc. 4,400 667,832
EOG Resources, Inc. 3,350 430,877
Marathon Oil Corp. 54,773 1,443,269
Occidental Petroleum Corp. 6,000 376,740
Pioneer Natural Resources Co. 22,600 5,377,218
9,258,646
Gas Utilities 0.19%
UGI Corp. 16,000 402,880

Spirit of America Energy Fund
Schedule of Investments (continued)
August 31, 2023 (Unaudited)
Shares Market Value
Integrated Electric Utilities 0.38%
Dominion Energy, Inc. 2,000 $ 97,080
Duke Energy Corp. 2,500 222,000
PPL Corp. 20,250 504,630
823,710
Integrated Oils 10.06%
BP PLC  ADR 80,361 2,987,822
Chevron Corp. 78,880 12,707,568
Exxon Mobil Corp. 53,370 5,934,210
21,629,600
Midstream - Oil & Gas 20.96%
Antero Midstream Corp. 61,100 740,532
Cheniere Energy, Inc. 41,275 6,736,080
Enbridge, Inc. 203,627 7,143,235
Kinder Morgan, Inc. 350,494 6,035,507
ONEOK, Inc. 80,121 5,223,889
Targa Resources Corp. 40,400 3,484,500
TC Energy Corp. 57,428 2,074,299
Williams Companies, Inc. (The) 395,532 13,657,720
45,095,762
Oilfield Services & Equipment 0.73%
Baker Hughes Co. 42,000 1,519,980
Schlumberger Ltd. 1,000 58,960
1,578,940
Refining & Marketing 18.75%
Marathon Petroleum Corp. 96,850 13,827,275
Phillips 66 122,886 14,028,665
Valero Energy Corp. 95,919 12,459,878
40,315,818
Total Common Stocks
(Cost $87,071,210) 119,105,356
Money Market Funds 0.13%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 5.25%
(b)
281,247 281,247
Total Money Market Funds
(Cost $281,247) 281,247
Total Investments — 100.93%
(Cost $143,826,542) 217,122,753
Liabilities in Excess of Other Assets  — (0.93)% (2,008,427)
NET ASSETS - 100.00% $ 215,114,326
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of August 31, 2023.

Spirit of America Energy Fund
Schedule of Investments (continued)
August 31, 2023 (Unaudited)
ADR — American Depositary Receipt